Fund Name	Ticker Symbol (Exchange)

Simplify Gold Strategy PLUS Income ETF	YGLD (NYSE Arca, Inc.)
Simplify US Small Cap PLUS Income ETF	SCY (NYSE Arca, Inc.)
Simplify Currency Strategy ETF	FOXY (NYSE Arca, Inc.)
Simplify Downside Interest Rate Hedge Strategy ETF	RFIX (NYSE Arca, Inc.)

each a series of Simplify Exchange Traded Funds

Listed and traded on the NYSE Arca, Inc.

Supplement dated January 6, 2025 to the Prospectus dated November 22, 2024

Effective January 6, 2025, the Prospectus for the Simplify Currency Strategy ETF included in the combined Prospectus for the four ETFs above, has been superseded by a stand-alone Prospectus dated January 6, 2025. Any reference to Simplify Currency Strategy ETF in the combined Prospectus for the four ETFs above should be disregarded.

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This Supplement dated January 6, 2025, provides relevant information for all shareholders and should be retained for future reference. The Funds’ Prospectus, each Fund’s Summary prospectus, and the Funds’ SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.